CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2023
Capital Management [Abstract]
CAPITAL MANAGEMENT [Text Block]

4. CAPITAL MANAGEMENT

The Company considers its capital to be comprised of shareholders' equity.

The Company's objectives in managing its capital are to maintain its ability to continue as a going concern and to further develop its business. To effectively manage the Company's capital requirements, the Company has a planning and budgeting process in place to meet its strategic goals.

In order to facilitate the management of its capital requirements, the Company prepares expenditure budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions. Management reviews the capital structure on a regular basis to ensure the above objectives are met. There have been no changes to the Company's approach to capital management during the year ended December 31, 2023. There are no externally imposed restrictions on the Company's capital.